CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 1,842,079	$ 194,283	$ 295,109	$ 5,309,612
Franchise tax expense	50,000	50,000	295,342	201,196
Loss from operations	(1,892,079)	(244,283)	(590,451)	(5,510,808)
Other income (expense):
Change in fair value of warrant liabilities	30,171,850	4,294,000	3,052,800	(56,471,950)
Interest earned on marketable securities held in Trust Account	31,841	1,452,414	1,809,163	1,671,038
Transaction costs - warrants			(988,242)
Other income (expense), net	30,203,691	5,746,414	3,873,721	(54,800,912)
(Loss) income before provision for income taxes	28,311,612	5,502,131	3,283,270	(60,311,720)
Provision for income taxes		(392,446)	(317,902)	(411,315)
Net (loss) income	$ 28,311,612	$ 5,109,685	$ 2,965,368	$ (60,723,035)
Weighted average shares outstanding of Class A redeemable common stock	35,000,000	35,000,000	35,000,000	35,000,000
Basic and diluted income per share, Class A redeemable common stock	$ 0.00	$ 0.03	$ 0.03	$ 0.03
Basic weighted average shares outstanding of Class A and Class B non-redeemablecommon stock	9,560,000	9,560,000	9,062,000	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemablecommon stock	$ 2.96	$ 0.43	$ 0.20	$ (6.46)
Diluted weighted average shares outstanding of Class A and Class B non-redeemablecommon stock	12,757,321	9,560,000
Diluted net income per share, Class A and Class B non-redeemable common stock	$ (0.15)	$ (0.02)